BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Fund”)

Supplement dated September 21, 2026

to the Summary Prospectus dated October 27, 2025,

as amended and restated June 18, 2026 and as supplemented, and the

Prospectus dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

At a meeting held on August 19-20, 2026, the Board of Trustees of Bridge Builder Trust (the “Trust”), upon the recommendation of Olive Street Investment Advisers, LLC, approved certain changes to the Fund, including (i) a change to the Fund’s name to “Bridge Builder Mid Cap Fund,” (ii) changes to the Fund’s principal investment strategy pursuant to which the Fund will invest primarily in mid-capitalization companies and no longer invest primarily in both small- and mid-capitalization companies or follow a growth-oriented investment style, and (iii) a new 80% investment policy to invest in securities of mid-capitalization companies (collectively, the “Repositioning”). The Trust provided shareholders with notice of the Repositioning, including advance notice of the Fund’s new 80% investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, in a supplement dated August 24, 2026 (the “August Supplement”). The Repositioning is expected to be completed by October 28, 2026.

In connection with the Repositioning, the Board also approved the appointment of certain new sub-advisers and the termination of certain existing sub-advisory agreements, as previously disclosed in the August Supplement. The Fund is now beginning to implement changes in connection with the Repositioning on a phased basis.

The changes described in this supplement are expected to be implemented in accordance with the approximate dates set forth below:

●

Effective on or about September 25, 2026, Eagle Asset Management, Inc. (“Eagle”) and Federated MDTA LLC (“Federated MDT”) will no longer serve as subadvisers to each of their respective allocated portions of the Fund.

Effective on or about the same date, LSV Asset Management (“LSV”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) will each begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to Eagle, Federated MDT, LSV and Vaughan Nelson will become effective on or about September 25, 2026.

●

Effective on or about October 2, 2026, Boston Partners Global Investors, Inc. (“Boston Partners”) will begin serving as a subadviser to an allocated portion of the Fund. Accordingly, the revisions described below relating to Boston Partners will become effective on or about October 2, 2026.

Artisan Partners Limited Partnership, Driehaus Capital Management LLC, Los Angeles Capital Management LLC, Russell Investment Management, LLC and Stephens Investment Management Group, LLC will continue to serve as subadvisers to the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby supplemented and revised as follows:

1.	All references and information related to Eagle and Federated MDT, with respect to the Fund, are hereby deleted in their entirety.

2.

The fifth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and the fifth paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Boston Partners Global Investors, Inc. (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Los Angeles Capital Management LLC (“LA Capital”), LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), Stephens Investment Management Group, LLC (“SIMG”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.

3.

The following paragraphs are hereby added to the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and to the corresponding sub-section of the Summary Prospectus:

Boston Partners’ Principal Investment Strategies

Boston Partners primarily invests in mid-capitalization companies. Boston Partners uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuations, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom-up stock selection.

LSV’s Principal Investment Strategies

LSV primarily invests in mid-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

Vaughan Nelson’s Principal Investment Strategies

Vaughan Nelson primarily invests in mid-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value-oriented investment process in constructing its allocated portion of the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

●	Companies earning a positive return on capital with stable-to-improving returns;
●	Companies valued at a discount to their asset value; and
●	Companies with an attractive and sustainable dividend level.

4.

The following tables are hereby added to the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and to the corresponding sub-section of the Summary Prospectus:

Boston Partners

Portfolio Managers	Position with Boston Partners	Length of Service to the Fund
Steven Pollack, CFA	Senior Portfolio Manager	Since October 2026
Timothy Collard	Portfolio Manager	Since October 2026
LSV

Portfolio Managers	Position with LSV	Length of Service to the Fund
Josef Lakonishok, Ph.D.	Chief Executive Officer, Chief Investment Officer, Portfolio Manager and Founding Partner	Since September 2026
Menno Vermeulen, CFA	Portfolio Manager, Systems Development, and Partner	Since September 2026
Puneet Mansharamani, CFA	Portfolio Manager and Partner	Since September 2026
Greg Sleight	Portfolio Manager and Partner	Since September 2026
Guy Lakonishok, CFA	Portfolio Manager and Partner	Since September 2026
Gal Skarishevsky	Portfolio Manager and Partner	Since September 2026
Vaughan Nelson

Portfolio Managers	Position with Vaughan Nelson	Length of Service to the Fund
Dennis G. Alff, CFA	Senior Portfolio Manager (Lead)	Since September 2026
Chris D. Wallis, CFA	CEO and Senior Portfolio Manager	Since September 2026
Sundeep Khanna, CFA	Portfolio Manager	Since September 2026

5.

The last paragraph under the sub-section of the Prospectus entitled “Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser allocates assets of the Fund to the following Sub-advisers: Artisan Partners, Boston Partners, Driehaus, LA Capital, LSV, RIM, SIMG and Vaughan Nelson. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

6.

The following paragraphs are hereby added to the sub-section of the Prospectus entitled “Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies”:

Boston Partners’ Principal Investment Strategies

Boston Partners primarily invests in mid-capitalization companies. The strategy of Boston Partners is grounded in bottom-up fundamental analysis. Boston Partners seeks to identify companies with attractive valuations, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom-up stock selection. Boston Partners’ investment philosophy is that (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum.

Boston Partners seeks to construct a well-diversified portfolio that consistently possesses these three characteristics; Boston Partners aims to limit downside risk, preserve capital, and maximize the power of compounding.

LSV’s Principal Investment Strategies

LSV uses a deep value, bottom-up investment approach, employing fundamental and qualitative criteria to evaluate and select securities of mid-capitalization companies that it feels are trading at a substantial discount to their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

LSV’s active investment strategy uses a quantitative investment model to evaluate and make investment decisions for its allocated portion of the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative model are:

●	traditional value measures, such as price-to-earnings, price-to-cash flow, and price-to-book ratios;
●	indicators that rank companies on long-term past performance using a combination of market indicators and fundamentals;
●	focus on short-term signs of improvement to help identify whether the market is beginning to change its assessment of an undervalued stock in a positive position; and
●	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

Vaughan Nelson’s Principal Investment Strategies

Vaughan Nelson primarily invests in mid-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value-oriented investment process in constructing its allocated portion of the Fund’s portfolio.

Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

●	Companies earning a positive return on capital with stable-to-improving returns;
●	Companies valued at a discount to their asset value; and
●	Companies with an attractive and sustainable dividend level.

Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis, and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood. Vaughan Nelson narrows its investment universe by using value-driven screens to create a research universe of companies in its desired market capitalization range. Vaughan Nelson uses fundamental analysis to construct a portfolio that, in its opinion, is made up of quality companies with the potential to provide significant increases in share price over a three-year period. Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions, or internal or external forces reducing future expected returns from the investment thesis.

7.	The following disclosure is hereby added in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Management of the Funds”:

A discussion regarding the Board’s considerations in connection with the approval of the Sub-advisory Agreements with Boston Partners, LSV and Vaughan Nelson, with respect to the Small/Mid Cap Growth Fund, will be available in the Funds’ reports filed on Form N-CSRS, which will cover the period from July 1, 2026 to December 31, 2026.

8.

The following disclosures are hereby added to the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund” under the section entitled “Management of the Funds”:

Boston Partners

Boston Partners, One Beacon Street, 30th Floor, Boston, MA 02108, serves as a Sub-adviser to the Small/Mid Cap Growth Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Growth Fund. Boston Partners is an autonomous subsidiary of ORIX Corporation, a financial services holding company based in Japan. Boston Partners is registered as an investment adviser with the SEC and was founded in 1995. As of June 30, 2026, Boston Partners had assets under management of approximately $149.58 billion.

Portfolio Managers:

Steve Pollack, CFA, and Timothy Collard have been portfolio managers of the Fund since October 2026.

Mr. Pollack has been a portfolio manager at Boston Partners since 2000. Before joining Boston Partners, he spent 12 years as an equity portfolio manager at Hughes Investments. Mr. Pollack has been in the investment industry since 1984.

Mr. Collard is a portfolio manager for the Boston Partners Mid Cap Value Equity product. He began his investment career in 2005 and joined Boston Partners in 2018 as an equity analyst.

LSV

LSV, 155 North Wacker Drive, Suite 4600, Chicago, IL 60606, serves as a sub-adviser to the Small/Mid Cap Growth Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Growth Fund. LSV is registered as an investment adviser with the SEC. As of June 30, 2026, LSV had assets under management of approximately $122.6 billion.

Portfolio Managers:

Josef Lakonishok, Menno Vermeulen, CFA, Puneet Mansharamani, CFA, Greg Sleight, Guy Lakonishok, CFA, and Gal Skarishevsky have been portfolio managers of the Fund since September 2026.

Dr. Lakonishok has served as Chief Executive Officer, Chief Investment Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has been in the investment industry since 1978.

Mr. Vermeulen, CFA, has served as a Portfolio Manager of LSV since 1995 and a Portfolio Manager and Partner since 1998. He has previously served as a Senior Quantitative Analyst. Mr. Vermeulen has been in the investment industry since 1993.

Mr. Mansharamani, CFA, has served as a Partner and Portfolio Manager since 2006 and had previously served as a Senior Quantitative Analyst upon joining LSV in 2000.

Mr. Sleight has served as a Partner since 2012 and Portfolio Manager since 2014 and previously served as a Quantitative Analyst upon joining LSV in 2006.

Mr. Lakonishok, CFA, has served as a Partner since 2013 and Portfolio Manager since 2014 and previously served as a Quantitative Analyst upon joining LSV in 2009. He has been in the investment industry since 2002.

Mr. Skarishevsky has served as a Partner since 2022 and Portfolio Manager since 2025 and had previously served as a Senior Quantitative Analyst upon joining LSV in 2017.

Vaughan Nelson

Vaughan Nelson, 600 Travis Street, Suite 3800, Houston, Texas 77002, serves as a Sub-adviser to the Small/Mid Cap Growth Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Growth Fund. Vaughan Nelson is registered as an investment adviser with the SEC and was founded in 1970. As of June 30, 2026, Vaughan Nelson had assets under management of approximately $16.2 billion.

Portfolio Managers:

Dennis G. Alff, CFA, Chris D. Wallis, CFA, and Sundeep Khanna, CFA, have been portfolio managers of the Fund since September 2026.

Mr. Alff has been a Senior Portfolio Manager at Vaughan Nelson since 2006. He has been in the investment industry since 1997. Mr. Alff has also served as Vice President, Credit Arbitrage and Asset Investments at Koch Capital Markets and Project Leader at The Boston Consulting Group.

Mr. Wallis has been Chief Executive Officer and Chief Investment Officer at Vaughan Nelson since 1999. He has been in the investment industry since 1992. Prior to joining Vaughan Nelson, he was an Associate at Simmons & Company International and a Manager at Coopers & Lybrand, LLP.

Mr. Khanna has been a Vice President at Vaughan Nelson since 2020. He has been in the investment industry since 2005. Prior to joining Vaughan Nelson, Mr. Khanna was a portfolio manager at Carlson Capital from 2013 to 2019. He also served as an investment banking analyst at Citigroup from 2005 to 2007.

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